Personnel expenses - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of employee benefits expense [abstract]
Post-employment benefit expense, defined contribution plans	€ 200	€ 200	€ 100
Employee health insurance cost	600	400	300
Social security contributions	2,400	1,700	1,300
other miscellaneous expenses	€ 100	€ 100	€ 70